Leases - Supplemental cash flow information related to operating leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases
Cash payments for operating lease liabilities, included in operating cash flows	¥ 29,570	¥ 43,135	¥ 62,636
Lease liabilities arising from obtaining right-of-use assets	98,428	6,625	38,746
Decrease in lease liabilities due to termination of lease contracts	¥ (10,999)	¥ (42)	¥ (12,657)